Other financial liabilities - Breakdown and Unsettled (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other financial liabilities
Total other financial liabilities	$ 1,118,145	$ 1,111,955
Other financial liabilities
Other financial liabilities
Trade payables	1,388	2,279
Tax payables	1,210	1,465
Financial transactions pending settlement	10,504	8,281
Other financial liabilities	4,136	3,290
Total other financial liabilities	17,238	15,315
Mexican government securities | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	6,217	7,362
CETES | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	2,426
Mexican Bank Saving Protection Bonds (BPATs) | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement		912
UDIBONDS | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	$ 1,861
Equity instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement		$ 7